Critical accounting estimates and assumptions (Details - Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Critical accounting estimates and assumptions
Deferred income tax asset recognized related to previously unrecognized tax losses	$ 613
Unrecognized tax losses	$ 5,231	$ 2,215	$ 2,397